Finance Lease Liabilities (Details) - Schedule of finance lease liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Finance Lease Liabilities Abstract
Current portion	$ 398,136	$ 619,301
Non-current portion	233,550	666,455
Finance lease liabilities	$ 631,686	$ 1,285,756